Commitments and Contingencies (Details Narrative) - USD ($)		5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 03, 2021	May 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Accrued Liabilities, Current			$ 6,194,000		$ 1,655,000
Prepaid Expense and Other Assets, Current			$ 5,766,000		949,000
Dynagas Ltd. [Member]
Property, Plant and Equipment [Line Items]
Charter Hire Commission payable to the Management company			1.25%
Commission payable over the minimum contractual charter revenues			$ 12,026,000
Daily management fee			2,800	$ 3,100		$ 2,500
Management services agreement initial termination date						December 31, 2020
Management fees			66,093,000
Master Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee	$ 2,750		$ 2,987	$ 3,358	$ 3,167
Management services agreement initial termination date			December 31, 2030
Inflation rate adjustment to management fees			3.00%
Case No 19cv 04512 [Member]
Property, Plant and Equipment [Line Items]
Litigation Settlement, Amount Awarded to Other Party		$ 4,500,000
Accrued Liabilities, Current			$ 4,500,000
Prepaid Expense and Other Assets, Current			$ 4,500,000